Contingencies (Italian Customs and Tax Cases) (Details)		2 Months Ended		12 Months Ended
	Dec. 31, 2012 Italian customs and tax cases [Member] jurisdiction	Jul. 31, 2011 2004 - 2005 Cases USD ($)	Jul. 31, 2011 2004 - 2005 Cases EUR (€)	Dec. 31, 2012 2004 - 2005 Cases USD ($)	Dec. 31, 2012 2004 - 2005 Cases EUR (€)	Dec. 31, 2012 2004 - 2005 Cases Indirect import challenge - income tax assessment [Member] EUR (€)	Dec. 31, 2012 2004 - 2005 Cases Indirect import challenge - customs tax assessment [Member] EUR (€)	Dec. 31, 2012 2004 - 2005 Cases 2004 cases - direct import challenge [Member] USD ($)	Dec. 31, 2012 2004 - 2005 Cases 2004 cases - direct import challenge [Member] EUR (€)	Dec. 31, 2012 2004 - 2005 Cases 2005 cases - direct import challenge [Member] USD ($)	Dec. 31, 2012 2004 - 2005 Cases 2005 cases - direct import challenge [Member] EUR (€)	Dec. 31, 2012 Trento 1998-2000 Cases EUR (€) installment	Dec. 31, 2012 Alessandria 1998-2000 Cases EUR (€) installment	Dec. 31, 2012 Genoa 1998-2000 Cases EUR (€)
Loss Contingencies
Number of jurisdictions where civil customs proceedings were ultimately brought and are now pending	4
Claim amount								$ 17,000,000	€ 13,000,000	$ 26,000,000	€ 19,000,000	€ 3,300,000	€ 300,000	€ 7,400,000
Interest and penalties claimed												3,100,000	200,000	1,000,000
Total claim												6,400,000	500,000	8,400,000
Deposits made on amounts claimed that have become due and payable notwithstanding the pending appeals												6,400,000	500,000	600,000
Number of monthly installments in Trento case												36
Number of monthly installments in Alessandria case													36
Monthly deposit payment						113,000	350,000							118,000
Assessment amount						12,000,000	18,200,000
Interest and penalties assessed						19,100,000	10,200,000
Total assessment						31,100,000	28,400,000
Deposits made on amounts assessed that have become due and payable notwithstanding the pending appeals						1,500,000	7,200,000
Interest deducted from original claim in Genoa case														6,000,000
Tax settlement paid				4,000,000	3,000,000
Pricing adjustment paid for 2006 through 2009		$ 3,000,000	€ 2,000,000